UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS ₫ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2024 VND (₫)		Jun. 30, 2024 USD ($)		Jun. 30, 2023 VND (₫)	[1]	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
Revenue from leasing activities	₫ 432,239		$ 17,816,941		₫ 316,070		₫ 1,005,388		$ 42,126,372		₫ 166,525		₫ 89,400
Revenues (**)	15,196,102		626,385,078		9,913,126		27,903,869	[2]	1,169,189,181	[2]	14,965,591	[2]	16,028,182	[2]
Cost of leasing activities	(364,563)		(15,027,329)		(350,431)		(971,154)		(40,691,947)		(162,275)		(56,095)
Cost of sales	(24,461,460)		(1,008,304,204)		(16,667,554)		(41,233,957)		(1,727,728,023)		(27,232,496)		(25,283,958)
Gross loss	(9,265,358)		(381,919,126)		(6,754,428)		(13,330,088)		(558,538,842)		(12,266,905)		(9,255,776)
Operating expenses
Research and development costs	(5,255,234)		(216,621,352)		(8,652,315)		(14,516,962)		(608,269,589)		(19,939,898)		(9,255,376)
Selling and distribution costs	(3,236,184)		(133,395,878)		(2,569,764)		(5,661,145)		(237,205,439)		(5,213,739)		(2,203,839)
Administrative expenses	(3,657,792)		(150,774,608)		(2,736,859)		(5,269,780)		(220,807,006)		(4,010,012)		(2,424,560)
Compensation expenses							(1,111,317)		(46,564,862)		(109,431)		(4,340,322)
Net other operating expenses	(2,011,108)		(82,898,104)		(83,055)		(521,774)		(21,862,650)		(716,379)		412,472
Operating loss	(23,425,676)		(965,609,068)		(20,796,421)		(40,411,066)		(1,693,248,387)		(42,256,364)		(27,067,401)
Finance income	228,020		9,399,011		353,915
Finance costs	(8,679,315)		(357,762,366)		(6,103,263)		(12,133,400)		(508,396,883)		(7,959,840)		(4,598,235)
Net loss on financial instruments at fair value through profit or loss	(1,561,949)		(64,383,718)		(1,279,073)		(4,879,833)		(204,467,988)		1,226,012		(1,710,029)
Investment gain													956,588
Share of gains/(losses) from equity investees	(31,902)		(1,315,004)		10,922								(36,786)
Loss before income tax expense	(33,470,822)		(1,379,671,146)		(27,813,920)		(57,340,446)		(2,402,599,765)		(48,902,132)		(32,009,724)
Tax income/(expense)	(37,372)		(1,540,478)		40,538		(89,132)		(3,734,685)		(946,738)		(209,237)
Net loss for the period	(33,508,194)		(1,381,211,624)		(27,773,382)		(57,429,578)		(2,406,334,451)		(49,848,870)		(32,218,961)
Net loss attributable to non-controlling interests	(45,686)		(1,883,182)		(51,222)		(74,765)		(3,132,699)		(65,075)		(35,234)
Net loss attributable to controlling interest	(33,462,508)		(1,379,328,442)		(27,722,160)		(57,354,813)		(2,403,201,751)		(49,783,795)		(32,183,727)
Vehicles
Revenues	13,452,915		554,530,709		9,013,462		25,418,184		1,065,037,459		12,391,500		13,898,621
Cost of sales, excluding leasing activities	(22,657,414)	[3]	(933,941,220)	[3]	(15,659,168)	[3]	(38,448,507)		(1,611,015,964)		(24,660,149)		(23,326,953)
Merchandise
Revenues	59,988		2,472,712		38,269		142,800		5,983,407		112,206		1,405,368
Cost of sales, excluding leasing activities	(56,538)		(2,330,503)		(38,533)		(155,959)		(6,534,778)		(151,353)		(1,398,339)
Spare parts and components
Revenues	641,937		26,460,717		372,338		882,146		36,962,457		2,072,628		538,216
Cost of sales, excluding leasing activities	(381,275)		(15,716,200)		(230,826)		(608,611)		(25,501,173)		(1,869,084)		(437,195)
Rendering of services
Revenues	609,023		25,103,998		172,987		455,351		19,079,485		222,732		96,577
Cost of sales, excluding leasing activities	₫ (1,001,670)		$ (41,288,953)		₫ (388,596)		₫ (1,049,726)		$ (43,984,162)		₫ (389,635)		₫ (65,376)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.
[3]	Including sales to related parties in six months ended June 30, 2023 and 2024 of VND5,833,858 million and VND7,805,293 million (USD321.7 million), respectively.